Related party transactions - Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party [Abstract]
Maximum obligation, notice period	12 months
Maximum obligation, notice period per each year	1 month
Number of years due to change in control	2 years
Payment equivalent period	24 months
Salaries and employee benefits	$ 3,098	$ 2,869
Post-employment retirement benefits	56	49
Termination benefits	0	12
Share-based compensation (note 19)	1,651	1,353
Key management personnel compensation	$ 4,805	$ 4,283